SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended			4 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 09, 2020
Net loss	$ (10,405,903)	$ (673,687)		$ (574,687)	$ (3,586,390)
Accumulated deficit	(13,992,293)	$ (674,687)		$ (674,687)	(3,586,390)	$ (3,586,390)		$ (227,601)
Uncertain tax positions	0				0	0
Q S I Operations Inc
Net loss	(11,779,000)		$ (10,314,000)			(36,613,000)	$ (35,792,000)
Accumulated deficit	(184,022,000)				(172,243,000)	(172,243,000)	(135,630,000)
Impairment of long-lived assets	$ 0		$ 0			0	0
Advertising costs						$ 87,000	15,000
Vesting period						4 years
Term of stock options						10 years
Uncertain tax positions					$ 0	$ 0	$ 0